COPLEY FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 101.0%
	ADVERTISING & MARKETING - 0.6%
7,000	Omnicom Group, Inc.	$522,270

	AEROSPACE & DEFENSE - 1.0%
1,300	Lockheed Martin Corporation	572,143
700	Teledyne Technologies, Inc.(a)	283,605
		855,748
	APPAREL & TEXTILE PRODUCTS - 0.4%
2,000	Oxford Industries, Inc.	182,320
4,500	Steven Madden Ltd.	167,310
		349,630
	ASSET MANAGEMENT - 1.3%
3,100	Ameriprise Financial, Inc.	856,437
2,500	Raymond James Financial, Inc.	246,225
		1,102,662
	AUTOMOTIVE - 1.4%
1,589	Tesla, Inc.(a)	1,204,875

	BANKING - 2.1%
2,000	Comerica, Inc.	166,420
3,000	Commerce Bancshares, Inc.	207,540
1,000	M&T Bank Corporation	179,970
8,000	Southside Bancshares, Inc.	322,640
7,000	Webster Financial Corporation	343,630
7,200	Wells Fargo & Company	329,544
4,000	Zions Bancorp NA	228,160
		1,777,904
	BEVERAGES - 1.6%
2,852	Constellation Brands, Inc., Class A	700,080
4,240	PepsiCo, Inc.	711,260
		1,411,340
	BIOTECH & PHARMA - 6.2%
2,900	Amgen, Inc.	744,546
5,000	Bristol-Myers Squibb Company	377,250
4,310	Eli Lilly and Company	1,350,926

COPLEY FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 101.0% (Continued)
	BIOTECH & PHARMA - 6.2% (Continued)
18,000	Exelixis, Inc.(a)	$329,940
7,999	Merck & Company, Inc.	736,148
6,000	Pfizer, Inc.	318,240
700	Regeneron Pharmaceuticals, Inc.(a)	465,318
2,500	Vertex Pharmaceuticals, Inc.(a)	671,625
2,500	Zoetis, Inc.	427,325
		5,421,318
	CHEMICALS - 1.2%
3,000	Ashland Global Holdings, Inc.	321,060
2,300	Corteva, Inc.	144,026
8,700	Dow, Inc.	591,426
		1,056,512
	COMMERCIAL SUPPORT SERVICES - 0.5%
4,001	Insperity, Inc.	400,380

	CONSTRUCTION MATERIALS - 1.6%
3,600	Carlisle Companies, Inc.	915,948
1,200	Martin Marietta Materials, Inc.	407,256
		1,323,204
	CONSUMER SERVICES - 0.6%
2,000	Grand Canyon Education, Inc.(a)	178,340
5,000	Service Corp International	350,150
		528,490
	CONTAINERS & PACKAGING - 0.6%
9,000	Sonoco Products Company	526,230

	E-COMMERCE DISCRETIONARY - 1.7%
600	Amazon.com, Inc.(a)	1,442,514

	ELECTRIC UTILITIES - 3.2%
3,633	Constellation Energy Corporation	225,537
7,200	Exelon Corporation	353,880
9,404	IDACORP, Inc.	1,025,223
3,000	NextEra Energy, Inc.	227,070

COPLEY FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 101.0% (Continued)
	ELECTRIC UTILITIES - 3.2% (Continued)
33,588	Vistra Corporation	$885,716
		2,717,426
	ELECTRICAL EQUIPMENT - 0.3%
7,000	nVent Electric plc – United Kingdom	247,800

	ENGINEERING & CONSTRUCTION - 0.4%
13,300	Fluor Corporation(a)	375,459

	FOOD - 3.0%
5,400	Darling Ingredients, Inc.(a)	432,378
8,000	Flowers Foods, Inc.	220,800
11,695	General Mills, Inc.	816,896
9,000	Kraft Heinz Company (The)	340,470
8,303	McCormick & Company, Inc.	769,854
		2,580,398
	GAS & WATER UTILITIES - 0.7%
19,700	NiSource, Inc.	619,565

	HEALTH CARE FACILITIES & SERVICES - 6.2%
7,980	AmerisourceBergen Corporation	1,235,224
1,600	Anthem, Inc.	815,376
5,200	Cardinal Health, Inc.	292,864
4,000	Henry Schein, Inc.(a)	342,560
2,500	McKesson Corporation	821,725
6,000	Owens & Minor, Inc.	209,280
8,000	Tivity Health, Inc.(a)	259,200
2,700	UnitedHealth Group, Inc.	1,341,306
		5,317,535
	HEALTH CARE REIT - 0.1%
1,000	Ventas, Inc.	56,740

	HOUSEHOLD PRODUCTS - 0.7%
6,957	Spectrum Brands Holdings, Inc.	610,407

COPLEY FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 101.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.0%
7,000	Fastenal Company	$374,920
1,500	United Rentals, Inc.(a)	447,270
		822,190
	INFRASTRUCTURE REIT - 0.1%
350	SBA Communications Corporation	117,814

	INFRASTRUCTURE REITS - 0.2%
700	Crown Castle International Corporation	132,755

	INSURANCE - 5.0%
3,000	American International Group, Inc.	176,040
1,400	Arthur J Gallagher & Company	226,716
5,000	Berkshire Hathaway, Inc., Class B(a)	1,579,900
1,600	Cincinnati Financial Corporation	204,576
1,200	Hanover Insurance Group, Inc. (The)	175,920
10,000	Principal Financial Group, Inc.	729,300
7,000	Prudential Financial, Inc.	743,750
12,500	Unum Group	455,625
		4,291,827
	INTERNET MEDIA & SERVICES - 5.0%
1,611	Alphabet, Inc., Class A(a)	3,665,412
3,064	Meta Platforms, Inc., Class A(a)	593,313
		4,258,725
	LEISURE FACILITIES & SERVICES - 1.8%
18,000	Hilton Grand Vacations, Inc.(a)	823,500
3,000	McDonald's Corporation	756,630
		1,580,130
	MACHINERY - 1.3%
1,500	AGCO Corporation	192,195
2,234	Deere & Company	799,281
4,000	Flowserve Corporation	126,000
		1,117,476
	MEDICAL EQUIPMENT & DEVICES - 3.2%
1,300	Becton Dickinson and Company	332,540

COPLEY FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 101.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.2% (Continued)
3,215	Danaher Corporation	$848,181
3,200	Medtronic plc - Ireland	320,480
5,000	NuVasive, Inc.(a)	287,050
1,710	Thermo Fisher Scientific, Inc.	970,545
		2,758,796
	METALS & MINING - 0.9%
7,000	Alcoa Corporation	432,040
9,000	Freeport-McMoRan, Inc.	351,720
		783,760
	OFFICE REIT - 0.1%
1,000	Boston Properties, Inc.	111,180

	OIL & GAS PRODUCERS - 8.2%
7,650	Chevron Corporation	1,336,149
4,860	ConocoPhillips	546,070
15,000	CVR Energy, Inc.	516,450
23,000	Exxon Mobil Corporation	2,208,000
3,500	Murphy USA, Inc.	871,920
2,800	Pioneer Natural Resources Company	778,232
21,918	Williams Companies, Inc. (The)	812,281
		7,069,102
	PUBLISHING & BROADCASTING - 1.7%
2,100	Nexstar Media Group, Inc., Class A	367,962
49,307	TEGNA, Inc.	1,079,823
		1,447,785
	RENEWABLE ENERGY - 1.2%
3,000	Enphase Energy, Inc.(a)	558,570
1,000	SolarEdge Technologies, Inc. – Israel (a)	272,790
10,000	SunPower Corporation(a)	176,700
		1,008,060
	RETAIL - CONSUMER STAPLES - 2.0%
4,700	BJ's Wholesale Club Holdings, Inc.(a)	271,989
2,298	Costco Wholesale Corporation	1,071,374

COPLEY FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 101.0% (Continued)
	RETAIL - CONSUMER STAPLES - 2.0% (Continued)
3,000	Walmart, Inc.	$385,890
		1,729,253
	RETAIL - DISCRETIONARY - 1.8%
200	AutoZone, Inc.(a)	411,930
500	O'Reilly Automotive, Inc.(a)	318,585
2,975	Tractor Supply Company	557,396
600	Ulta Beauty, Inc.(a)	253,860
		1,541,771
	RETAIL REIT - 0.6%
8,000	Realty Income Corporation	545,760

	SELF-STORAGE REIT - 1.5%
4,000	Public Storage	1,322,560

	SEMICONDUCTORS - 3.8%
2,000	Advanced Micro Devices, Inc.(a)	203,720
2,700	Broadcom, Inc.	1,566,351
1,600	KLA Corporation	583,760
3,300	NVIDIA Corporation	616,176
1,800	NXP Semiconductors N.V. - Netherlands	341,568
		3,311,575
	SOFTWARE - 7.1%
2,500	Cadence Design Systems, Inc.(a)	384,325
19,000	Microsoft Corporation	5,165,530
5,000	NextGen Healthcare, Inc.(a)	90,550
3,800	Progress Software Corporation	183,578
1,000	Synopsys, Inc.(a)	319,200
		6,143,183
	SPECIALTY FINANCE - 1.0%
3,200	American Express Company	540,224
6,000	Enova International, Inc.(a)	189,480
3,900	Mr Cooper Group, Inc.(a)	169,104
		898,808

COPLEY FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 101.0% (Continued)
	SPECIALTY REIT - 0.1%
1,000	EPR Properties	$51,240

	TECHNOLOGY HARDWARE - 9.3%
49,090	Apple, Inc.	7,306,555
8,534	Cisco Systems, Inc.	384,456
9,000	Juniper Networks, Inc.	276,120
		7,967,131
	TECHNOLOGY SERVICES - 4.5%
4,975	Automatic Data Processing, Inc.	1,109,127
4,000	CSG Systems International, Inc.	248,760
800	FactSet Research Systems, Inc.	305,424
1,000	FleetCor Technologies, Inc.(a)	248,810
2,000	Mastercard, Inc., Class A	715,740
2,900	Paychex, Inc.	359,107
1,799	Verisk Analytics, Inc.	314,681
2,600	Visa, Inc., Class A	551,642
		3,853,291
	TELECOMMUNICATIONS - 1.4%
27,200	AT&T, Inc.	579,088
4,900	T-Mobile US, Inc.(a)	653,121
		1,232,209
	TRANSPORTATION & LOGISTICS - 1.8%
38,700	CSX Corporation	1,230,273
3,000	Kirby Corporation(a)	202,590
1,000	Union Pacific Corporation	219,780
		1,652,643
	WHOLESALE - CONSUMER STAPLES - 0.5%
5,200	Sysco Corporation	437,736

	WHOLESALE - DISCRETIONARY - 0.5%
4,000	Copart, Inc.(a)	458,120

COPLEY FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 101.0% (Continued)
	WHOLESALE - DISCRETIONARY - 0.5% (Continued)

	TOTAL COMMON STOCKS (Cost $82,034,632)	$87,093,287

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
361,297	First American Government Obligations Fund, Class X, 0.65% (Cost $361,297)(b)	361,297

	TOTAL INVESTMENTS - 101.4% (Cost $82,395,929)	$87,454,584
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(1,204,239)
	NET ASSETS - 100.0%	$86,250,345

LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2022.